Debt (Details) - USD ($) $ / shares in Units, $ in Millions	Aug. 30, 2023	Jul. 30, 2023	Jun. 30, 2023	May 30, 2023	Apr. 30, 2023	Mar. 30, 2023	Dec. 30, 2022	Sep. 30, 2022	Mar. 31, 2026	Dec. 31, 2025
Related Party [Member]
Debt [Line Items]
Convertible promissory notes – related party									$ 2.3
Convertible promissory notes outstanding
One Promissory Notes [Member
Debt [Line Items]
Principal amount						$ 0.1		$ 0.8
Two Promissory Notes [Member]
Debt [Line Items]
Principal amount					$ 0.1		$ 0.8
Three Promissory Notes [Member
Debt [Line Items]
Principal amount				$ 0.1
Four Promissory Notes [Member
Debt [Line Items]
Principal amount			$ 0.1
Five Promissory Notes [Member
Debt [Line Items]
Principal amount		$ 0.1
Six Promissory Notes [Member]
Debt [Line Items]
Principal amount	$ 0.1
Promissory Notes [Member]
Debt [Line Items]
Conversion price per share (in Dollars per share)									$ 10